Intangibles, Net (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended		10 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Intangible Assets Net Excluding Goodwill (Textual)
Amortization of intangible assets	$ 2,000	$ 7,000	$ 1,000	$ 6,000
Amortization expense, 2014	7,000	7,000
Amortization expense, 2015	7,000	7,000
Amortization expense, 2016	7,000	7,000
Amortization expense, 2017	7,000	7,000
Amortization expense, 2018	7,000	7,000
Amortization expense, thereafter	$ 6,000	$ 6,000